RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	For the years ended
	December 31, 2017	December 31, 2016
Short-term compensation (1)	$4,101,441	$3,189,845
Share-based payments (stock options) (2)	8,830,606	7,686,442
	$12,932,047	$10,876,287